Shareholders’ Equity (Details) ¥ in Thousands								1 Months Ended	6 Months Ended
		Nov. 07, 2024 shares	Aug. 26, 2024 shares	Aug. 25, 2023 shares	May 05, 2023 JPY (¥) shares	Apr. 24, 2023 shares	Dec. 22, 2022 JPY (¥) shares	Jul. 31, 2024 JPY (¥) shares	Mar. 31, 2025 JPY (¥) shares	Mar. 31, 2024 JPY (¥) shares	Sep. 30, 2024 shares	Jul. 31, 2024 $ / shares	Sep. 30, 2023 shares
Shareholders Equity [Line Items]
Ordinary shares, shares issued	[1]								14,650,936		13,429,800
Ordinary shares, shares outstanding	[1]								14,650,936		13,429,800
Aggregate share		295,000
Total proceeds (in Yen) | ¥									¥ 10,151
Ordinary shares, shares authorized	[1]								2,500,000,000,000		2,500,000,000,000
Voting for ordinary share									one
Common Stock [Member]
Shareholders Equity [Line Items]
Issuance of new ordinary shares	[2]								295,000
Ordinary shares, shares outstanding	[2]								14,650,936	11,185,000	13,429,800		11,185,000
Issued ordinary shares		926,136	994,800
Total proceeds (in Yen) | ¥									¥ 13,301
Common Stock [Member] | Board of Directors [Member]
Shareholders Equity [Line Items]
Issuance of new ordinary shares					667		670
Aggregate consideration (in Yen) | ¥					¥ 200,100		¥ 33,500
Common Stock [Member] | White Lion Capital, LLC [Member]
Shareholders Equity [Line Items]
Ordinary shares, shares issued		14,355,936							14,650,936
Ordinary shares, shares outstanding		14,355,936							14,650,936
BloomZ Japan [Member]
Shareholders Equity [Line Items]
Shares acquired						1,570
Shares exchanged				3,335,000		7,845,000
BloomZ Japan [Member] | Common Stock [Member]
Shareholders Equity [Line Items]
Ordinary shares, shares issued				3,335,000		7,845,000
Shares acquired				667
Minimum [Member] | BloomZ Japan [Member]
Shareholders Equity [Line Items]
Ordinary shares, shares issued				7,850,000		4,500,000
Ordinary shares, shares outstanding				7,850,000		4,500,000
Maximum [Member] | BloomZ Japan [Member]
Shareholders Equity [Line Items]
Ordinary shares, shares issued				11,185,000		7,850,000
Ordinary shares, shares outstanding				11,185,000		7,850,000
IPO [Member]
Shareholders Equity [Line Items]
Issuance of new ordinary shares								1,250,000
Net proceeds (in Yen) | ¥								¥ 475,431
IPO [Member] | Common Stock [Member]
Shareholders Equity [Line Items]
Issuance of new ordinary shares								1,250,000
Ordinary shares, shares issued			13,429,800
Ordinary shares, shares outstanding			13,429,800
Price per share (in Dollars per share) | $ / shares												$ 4.3

[1]	The number of shares presented above is adjusted retrospectively to reflect the reorganization described in Note 1 of the accompanying notes and the 1 for 5,000 sub-division effected on December 11, 2023.
[2]	Giving retroactive effect to the 1 for 5,000 sub-division effected on December 11, 2023.